Inventories (Details) - KRW (₩) ₩ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories
Merchandise	₩ 3,507,426	₩ 2,717,915
Work in process	694,738	756,802
Allowance for Inventories valuation	(2,589,862)	(2,656,393)
Total	₩ 1,612,302	₩ 818,324